PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 18	$ 24	$ 24
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,402
Additions	141	204
Property, plant and equipment, ending balance	1,427	1,402
Government grants (less than)	1	1
Expense of restructuring activities	2	0
Cash Paid For Restructuring Activities	1	0
Interest costs capitalised	(2)	0
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	2,090	2,002
Additions	141	204
Disposals	13	(19)
Impairment loss recognised in profit or loss, property, plant and equipment	(10)	(80)
Transfers	(1)	2
Effect of foreign exchange	7	(19)
Property, plant and equipment, ending balance	2,238	2,090
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	688	581
Depreciation	133	131
Disposals	11	(19)
Effect of foreign exchange	1	(5)
Property, plant and equipment, ending balance	811	688
Land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12
Property, plant and equipment, ending balance	15	12
Land | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	12	12
Additions	0	0
Disposals	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0
Transfers	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	15	12
Land | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	0	0
Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	214
Property, plant and equipment, ending balance	205	214
Buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	350	343
Additions	0	0
Disposals	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	(25)
Transfers	4	36
Effect of foreign exchange	2	(4)
Property, plant and equipment, ending balance	360	350
Buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	136	118
Depreciation	19	19
Disposals	0	0
Effect of foreign exchange	0	(1)
Property, plant and equipment, ending balance	155	136
Production Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,081
Property, plant and equipment, ending balance	1,075	1,081
Production Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	1,633	1,549
Additions	3	0
Disposals	13	(19)
Impairment loss recognised in profit or loss, property, plant and equipment	(10)	(55)
Transfers	98	178
Effect of foreign exchange	3	(20)
Property, plant and equipment, ending balance	1,731	1,633
Production Equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	552	463
Depreciation	114	112
Disposals	11	(19)
Effect of foreign exchange	1	(4)
Property, plant and equipment, ending balance	656	552
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	95
Property, plant and equipment, ending balance	132	95
Construction in Progress | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets		0
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	95	98
Additions	138	204
Disposals	0	0
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Transfers	(103)	(212)
Effect of foreign exchange	2	5
Property, plant and equipment, ending balance	132	95
Construction in Progress | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment, beginning balance	0	0
Depreciation	0	0
Disposals	0	0
Effect of foreign exchange	0	0
Property, plant and equipment, ending balance	$ 0	0
Discounted cash flow
Reconciliation of changes in property, plant and equipment [abstract]
Consolidated pre-tax notional rate	830.00%
Production Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 12	17	17
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	3	4	4
Land
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 3	$ 3	$ 3